Acquisitions - Pro Forma Results of Operations (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Jan. 31, 2022	Jan. 31, 2021	Jan. 31, 2020
Revenues	$ 429,531	$ 369,271	$ 354,484
Net income	$ 85,549	$ 48,788	$ 30,933
EARNINGS PER SHARE (Note 16)
Basic (in dollars per share)	$ 1.01	$ 0.58	$ 0.38
Diluted (in dollars per share)	$ 0.99	$ 0.57	$ 0.37